STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012
OPERATING EXPENSES
Exploration costs	$ 29,023	$ 380,487	$ 304,443	$ 837,049	$ 1,281,998	$ 7,633,368
General & administrative expenses	497,325	493,620	1,923,807	1,924,931	2,403,226	6,754,706
Total operating expenses	526,348	874,107	2,228,250	2,761,980	3,685,224	14,388,074
LOSS FROM OPERATIONS	(526,348)	(874,107)	(2,228,250)	(2,761,980)	(3,685,224)	(14,388,074)
OTHER INCOME (EXPENSE)
Loss on asset disposal					(12,835)	(14,498)
Interest and other income	(11,647)	7,217	4,662	8,699	24,388	28,306
Interest and other expense	4,007		(3,993)	(4,191)	(16,191)	(334)
Total other income (expense)	(7,640)	7,217	669	4,508	(4,638)	13,474
NET LOSS	$ (533,988)	$ (866,890)	$ (2,227,581)	$ (2,757,472)	$ (3,689,862)	$ (14,374,600)
Net loss per share:
Basic and diluted net loss per share	$ (0.01)	$ (0.02)	$ (0.06)	$ (0.08)	$ (0.10)	$ (0.40)
Weighted average common shares outstanding:
Basic and diluted	37,036,916	36,967,536	37,036,916	36,546,294	36,670,297	35,964,877